STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.6%
American Axle & Manufacturing Holdings Inc.	190,884	[a]	1,700,776
Dorman Products Inc.	47,687	[a]	4,820,679
Gentherm Inc.	56,151	[a]	3,625,109
LCI Industries	42,788		5,780,231
Motorcar Parts of America Inc.	32,679	[a]	492,473
Patrick Industries Inc.	37,149		2,255,687
Standard Motor Products Inc.	31,893		1,458,786
Winnebago Industries Inc.	55,579	[b]	3,355,304
XPEL Inc.	28,191	[a,b]	1,727,826
			25,216,871
Banks - 12.4%
Allegiance Bancshares Inc.	31,697		1,395,936
Ameris Bancorp	111,635		5,279,219
Axos Financial Inc.	90,866	[a]	3,794,564
Banc of California Inc.	89,033		1,558,968
BancFirst Corp.	31,870	[b]	3,422,519
BankUnited Inc.	138,448		5,378,705
Banner Corp.	57,745		3,579,613
Berkshire Hills Bancorp Inc.	79,812		2,248,304
Brookline Bancorp Inc.	132,072		1,826,556
Capitol Federal Financial Inc.	217,452		2,085,365
Central Pacific Financial Corp.	47,331		1,120,798
City Holding Co.	25,094		2,177,908
Columbia Banking System Inc.	131,303		3,961,412
Community Bank System Inc.	91,104		6,134,032
Customers Bancorp Inc.	50,901	[a]	1,943,909
CVB Financial Corp.	224,451		5,986,108
Dime Community Bancshares Inc.	54,262		1,849,249
Eagle Bancorp Inc.	53,801		2,637,863
FB Financial Corp.	60,039		2,572,671
First Bancorp/Puerto Rico	334,554		5,048,420
First Bancorp/Southern Pines NC	58,211		2,205,033
First Commonwealth Financial Corp.	159,999		2,371,185
First Financial Bancorp	158,742		3,546,296
First Hawaiian Inc.	215,939		5,504,285
Flagstar Bancorp Inc.	89,319		3,679,943
Hanmi Financial Corp.	51,049		1,290,008
Heritage Financial Corp.	59,465		1,547,279
Hilltop Holdings Inc.	84,367		2,433,988

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Banks - 12.4% (continued)
HomeStreet Inc.	32,073		1,196,002
Hope Bancorp Inc.	202,025		3,038,456
Independent Bank Corp.	78,816		6,604,781
Independent Bank Group Inc.	61,523		4,350,907
Lakeland Financial Corp.	42,606	[b]	3,314,747
Meta Financial Group Inc.	49,292		1,662,126
Mr. Cooper Group Inc.	124,202	[a]	5,595,300
National Bank Holdings Corp., Cl. A	50,387		2,097,107
NBT Bancorp Inc.	72,434		2,936,474
NMI Holdings Inc., Cl. A	145,722	[a]	2,759,975
Northfield Bancorp Inc.	71,328		1,049,948
Northwest Bancshares Inc.	215,165		3,094,073
OFG Bancorp	82,186		2,257,649
Pacific Premier Bancorp Inc.	159,837		5,376,917
Park National Corp.	24,530		3,178,107
Preferred Bank	23,127		1,681,333
Provident Financial Services Inc.	127,303		3,101,101
Renasant Corp.	93,677		3,128,812
S&T Bancorp Inc.	65,685		2,032,294
Seacoast Banking Corp. of Florida	102,423		3,664,695
ServisFirst Bancshares Inc.	82,198		7,023,819
Simmons First National Corp., Cl. A	213,701		5,075,399
Southside Bancshares Inc.	54,412		2,173,215
The Bancorp Inc.	94,652	[a]	2,328,439
Tompkins Financial Corp.	20,018		1,544,389
Triumph Bancorp Inc.	39,623	[a]	2,878,611
TrustCo Bank Corp.	31,851		1,068,920
Trustmark Corp.	103,548		3,362,204
United Community Bank Inc.	177,567		6,042,605
Veritex Holdings Inc.	89,970		2,783,672
Walker & Dunlop Inc.	51,401		5,789,809
Westamerica Bancorporation Bancorp.	45,669		2,740,597
WSFS Financial Corp.	109,039		5,203,341
			196,715,960
Capital Goods - 10.9%
AAON Inc.	70,308		4,230,432
AAR Corp.	55,780	[a]	2,483,883
Aerojet Rocketdyne Holdings Inc.	126,731	[a]	5,536,877
AeroVironment Inc.	39,233	[a]	3,399,147
Alamo Group Inc.	16,649		2,154,547
Albany International Corp., Cl. A	52,831		4,821,885
American Woodmark Corp.	27,951	[a]	1,403,699
Apogee Enterprises Inc.	36,768		1,529,916
Applied Industrial Technologies Inc.	65,050		6,543,379

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 10.9% (continued)
Arcosa Inc.	81,723		4,213,638
Astec Industries Inc.	38,770		1,904,770
AZZ Inc.	41,348		1,758,944
Barnes Group Inc.	78,085		2,640,835
Boise Cascade Co.	66,372		4,693,164
CIRCOR International Inc.	34,798	[a]	605,833
Comfort Systems USA Inc.	60,913		6,436,068
DXP Enterprises Inc.	29,507	[a]	1,003,238
Encore Wire Corp.	33,458		4,632,929
Enerpac Tool Group Corp.	101,030	[b]	2,050,909
EnPro Industries Inc.	35,213		3,291,711
ESCO Technologies Inc.	43,622		3,382,886
Federal Signal Corp.	102,438		4,253,226
Franklin Electric Co.	65,797		5,975,684
Gibraltar Industries Inc.	55,337	[a]	2,589,218
GMS Inc.	72,863	[a]	3,866,839
Granite Construction Inc.	76,562	[b]	2,289,204
Griffon Corp.	81,162		2,435,672
Hillenbrand Inc.	120,539		5,568,902
Insteel Industries Inc.	32,428		1,014,996
John Bean Technologies Corp.	53,464		6,004,542
Kaman Corp.	46,912		1,443,951
Lindsay Corp.	18,473		2,844,103
Meritor Inc.	119,738	[a]	4,360,858
Moog Inc., Cl. A	49,082		4,203,382
Mueller Industries Inc.	96,371		6,488,659
MYR Group Inc.	28,570	[a]	2,720,721
National Presto Industries Inc.	8,704		619,725
NOW Inc.	188,515	[a]	2,084,976
NV5 Global Inc.	20,034	[a]	2,716,610
Park Aerospace Corp.	31,536		384,739
PGT Innovations Inc.	99,582	[a]	2,180,846
Powell Industries Inc.	15,895		380,844
Proto Labs Inc.	46,703	[a]	2,283,310
Quanex Building Products Corp.	55,804		1,373,336
Resideo Technologies Inc.	244,594	[a]	5,505,811
SPX Corp.	76,796	[a]	4,540,947
Standex International Corp.	20,253		1,966,161
Tennant Co.	31,417		2,105,882
The Greenbrier Companies	54,888		1,746,536
Titan International Inc.	86,687	[a]	1,452,874
Trinity Industries Inc.	116,809	[b]	3,031,194
Triumph Group Inc.	109,455	[a]	1,700,931
UFP Industries Inc.	105,765		9,752,591

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 10.9% (continued)
Veritiv Corp.	23,397	[a]	2,901,696
Wabash National Corp.	83,193		1,502,466
			173,010,122
Commercial & Professional Services - 3.6%
ABM Industries Inc.	113,297		5,080,237
Brady Corp., Cl. A	81,470		3,898,340
CoreCivic Inc.	205,563	[a]	2,213,914
Deluxe Corp.	72,414		1,820,488
Exponent Inc.	87,348		8,777,601
Forrester Research Inc.	18,437	[a]	857,136
Harsco Corp.	133,041	[a]	639,927
Healthcare Services Group Inc.	124,730		1,788,628
Heidrick & Struggles International Inc.	33,692		1,049,169
HNI Corp.	70,790		2,500,303
Interface Inc.	100,534		1,456,738
KAR Auction Services Inc.	204,147	[a]	3,490,914
Kelly Services Inc., Cl. A	58,884		1,276,605
Korn Ferry	90,658		5,939,006
ManTech International Corp., Cl. A	46,640		4,469,045
Matthews International Corp., Cl. A	53,162		1,485,878
Pitney Bowes Inc.	278,860		911,872
Resources Connection Inc.	51,094		1,096,477
The GEO Group Inc.	208,297	[a,b]	1,366,428
TrueBlue Inc.	56,673	[a]	1,226,404
UniFirst Corp.	25,603		5,015,372
Viad Corp.	35,107	[a]	1,185,563
			57,546,045
Consumer Durables & Apparel - 3.9%
Cavco Industries Inc.	14,414	[a]	3,715,785
Century Communities Inc.	49,253		2,520,276
Ethan Allen Interiors Inc.	36,867		847,572
Fossil Group Inc.	81,868	[a]	493,664
G-III Apparel Group Ltd.	72,184	[a]	1,594,545
Green Brick Partners Inc.	77,479	[a,b]	2,076,437
Installed Building Products Inc.	39,256		3,981,344
iRobot Corp.	45,514	[a,b]	2,094,099
Kontoor Brands Inc.	78,893		2,879,595
La-Z-Boy Inc.	72,440		2,018,903
LGI Homes Inc.	34,854	[a]	3,931,531
M.D.C. Holdings Inc.	96,090		3,483,263
M/I Homes Inc.	48,237	[a]	2,219,384
Meritage Homes Corp.	61,596	[a]	5,438,927
Movado Group Inc.	27,647		939,445
Oxford Industries Inc.	25,992		2,479,637

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Durables & Apparel - 3.9% (continued)
Sonos Inc.	215,850	[a,b]	4,772,444
Steven Madden Ltd.	127,202		4,032,303
Sturm Ruger & Co.	29,552		1,954,274
Tri Pointe Homes Inc.	173,431	[a]	3,211,942
Tupperware Brands Corp.	77,304	[a,b]	576,688
Unifi Inc.	23,631	[a]	322,091
Universal Electronics Inc.	20,474	[a]	568,154
Vista Outdoor Inc.	94,864	[a]	2,855,406
Wolverine World Wide Inc.	136,802		3,073,941
			62,081,650
Consumer Services - 2.6%
Adtalem Global Education Inc.	76,639	[a]	3,073,224
American Public Education Inc.	30,419	[a]	477,882
BJ's Restaurants Inc.	40,139	[a]	942,062
Bloomin‘ Brands Inc.	135,224		2,757,217
Brinker International Inc.	74,322	[a,b]	2,062,436
Chuy's Holdings Inc.	32,092	[a]	713,405
Dave & Buster's Entertainment Inc.	66,025	[a]	2,466,694
Dine Brands Global Inc.	28,399	[b]	2,025,133
El Pollo Loco Holdings Inc.	30,479	[a]	296,256
Frontdoor Inc.	138,705	[a]	3,713,133
Golden Entertainment Inc.	33,781	[a]	1,481,972
Jack in the Box Inc.	35,197		2,433,521
Monarch Casino & Resort Inc.	22,167	[a]	1,422,013
Perdoceo Education Corp.	115,113	[a]	1,577,048
Ruth's Hospitality Group Inc.	53,577		940,276
Shake Shack Inc., Cl. A	66,191	[a]	3,406,189
Six Flags Entertainment Corp.	131,087	[a]	2,971,742
Strategic Education Inc.	38,677		2,778,169
Stride Inc.	71,843	[a]	3,209,945
The Cheesecake Factory Inc.	82,387	[b]	2,408,172
WW International Inc.	90,232	[a]	599,140
			41,755,629
Diversified Financials - 3.2%
Apollo Commercial Real Estate Finance Inc.	222,672	[c]	2,845,748
ARMOUR Residential REIT Inc.	172,072	[b,c]	1,354,207
B. Riley Financial Inc.	27,193		1,401,527
Blucora Inc.	80,161	[a]	1,603,220
Brightsphere Investment Group Inc.	54,778		1,035,852
Donnelley Financial Solutions Inc.	47,472	[a]	1,613,573
Ellington Financial Inc.	94,725	[b,c]	1,520,336
Encore Capital Group Inc.	41,109	[a]	2,977,525
Enova International Inc.	55,438	[a]	1,913,165

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Diversified Financials - 3.2% (continued)
EZCORP Inc., Cl. A	88,663	[a]	712,851
Franklin BSP Realty Trust Inc.	138,614	[b,c]	2,127,725
Granite Point Mortgage Trust Inc.	89,180	[c]	946,200
Green Dot Corp., Cl. A	91,996	[a]	2,585,088
Invesco Mortgage Capital Inc.	53,504	[b,c]	947,021
KKR Real Estate Finance Trust Inc.	83,710	[c]	1,631,508
LendingTree Inc.	18,716	[a]	853,075
New York Mortgage Trust Inc.	652,013	[c]	2,047,321
PennyMac Mortgage Investment Trust	154,782	[b,c]	2,377,452
Piper Sandler Cos.	24,020		3,031,324
PRA Group Inc.	67,684	[a]	2,696,531
PROG Holdings Inc.	91,899	[a]	1,692,780
Ready Capital Corp.	112,732	[b,c]	1,568,102
Redwood Trust Inc.	203,758	[c]	1,764,544
StoneX Group Inc.	28,933	[a]	2,520,932
Two Harbors Investment Corp.	578,488	[b,c]	3,112,265
Virtus Investment Partners Inc.	11,816		2,437,877
WisdomTree Investments Inc.	185,495		964,574
World Acceptance Corp.	6,247	[a]	692,011
			50,974,334
Energy - 4.6%
Archrock Inc.	229,785		1,939,385
Bristow Group Inc.	39,556	[a]	1,020,545
Callon Petroleum Co.	79,697	[a]	3,669,250
Civitas Resources Inc.	121,704	[b]	7,175,668
CONSOL Energy Inc.	53,775	[a,b]	3,297,483
Core Laboratories NV	78,279	[b]	1,482,604
DMC Global Inc.	32,613	[a]	742,272
Dorian LPG Ltd.	45,646		735,814
Dril-Quip Inc.	58,684	[a]	1,505,245
Green Plains Inc.	91,244	[a,b]	3,286,609
Helix Energy Solutions Group Inc.	238,802	[a]	964,760
Helmerich & Payne Inc.	177,220		8,205,286
Laredo Petroleum Inc.	24,690	[a]	2,189,262
Nabors Industries Ltd.	14,876	[a]	2,119,681
Oceaneering International Inc.	169,420	[a]	1,799,240
Oil States International Inc.	102,827	[a,b]	524,418
Par Pacific Holdings Inc.	77,778	[a]	1,283,337
Patterson-UTI Energy Inc.	364,732		6,036,315
PBF Energy Inc., Cl. A	160,741	[a]	5,360,712
ProPetro Holding Corp.	145,346	[a]	1,529,040
Ranger Oil Corp., Cl. A	36,244	[b]	1,379,447
REX American Resources Corp.	8,886	[a]	848,258
RPC Inc.	117,966		962,603

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 4.6% (continued)
SM Energy Co.	205,326		8,475,857
Talos Energy Inc.	68,679	[a]	1,301,467
U.S. Silica Holdings Inc.	127,684	[a]	1,765,870
World Fuel Services Corp.	106,392		2,949,186
			72,549,614
Food & Staples Retailing - .8%
PriceSmart Inc.	40,553		2,691,908
SpartanNash Co.	60,692		1,959,745
The Andersons Inc.	53,019		1,917,697
The Chefs' Warehouse Inc.	55,085	[a]	1,906,492
United Natural Foods Inc.	98,184	[a]	4,173,802
			12,649,644
Food, Beverage & Tobacco - 2.8%
B&G Foods Inc.	116,164	[b]	2,870,412
Calavo Growers Inc.	29,997		1,208,879
Cal-Maine Foods Inc.	63,623		3,251,772
Celsius Holdings Inc.	64,509	[a,b]	5,738,721
Fresh Del Monte Produce Inc.	55,740		1,656,035
Hostess Brands Inc.	233,728	[a]	5,286,927
J&J Snack Foods Corp.	25,301		3,428,539
John B. Sanfilippo & Son Inc.	15,213		1,139,454
MGP Ingredients Inc.	21,135	[b]	2,222,979
National Beverage Corp.	39,732		2,152,680
Seneca Foods Corp., Cl. A	10,494	[a]	597,318
The Simply Good Foods Company	148,637	[a]	4,848,539
Tootsie Roll Industries Inc.	29,989		1,053,214
TreeHouse Foods Inc.	94,215	[a]	4,090,815
Universal Corp.	41,285		2,308,244
Vector Group Ltd.	221,286		2,465,126
			44,319,654
Health Care Equipment & Services - 7.3%
Addus HomeCare Corp.	27,269	[a]	2,530,836
Allscripts Healthcare Solutions Inc.	197,096	[a]	3,118,059
AMN Healthcare Services Inc.	75,404	[a]	8,478,426
AngioDynamics Inc.	65,601	[a]	1,488,487
Apollo Medical Holdings Inc.	63,912	[a,b]	3,389,253
Artivion Inc.	65,895	[a]	1,291,542
Avanos Medical Inc.	80,587	[a]	2,286,253
BioLife Solutions Inc.	51,314	[a]	988,821
Cardiovascular Systems Inc.	70,172	[a]	1,081,351
Community Health Systems Inc.	213,959	[a,b]	637,598
Computer Programs & Systems Inc.	25,390	[a]	857,166
CONMED Corp.	49,982		4,879,743
CorVel Corp.	15,869	[a]	2,616,639

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 7.3% (continued)
Covetrus Inc.	176,169	[a]	3,659,030
Cross Country Healthcare Inc.	60,202	[a]	1,586,925
Cutera Inc.	27,522	[a,b]	1,277,571
Embecta Corp.	98,227	[a]	2,890,821
Enhabit Inc.	84,028	[a]	1,471,330
Fulgent Genetics Inc.	33,407	[a]	1,996,068
Glaukos Corp.	79,966	[a]	4,306,169
Hanger Inc.	63,823	[a]	1,185,193
HealthStream Inc.	40,037	[a]	963,290
Heska Corp.	18,185	[a]	1,663,746
Inogen Inc.	34,329	[a]	955,033
Integer Holdings Corp.	55,626	[a]	3,887,701
Lantheus Holdings Inc.	115,682	[a]	8,875,123
LeMaitre Vascular Inc.	32,724	[b]	1,647,653
Meridian Bioscience Inc.	73,943	[a]	2,341,035
Merit Medical Systems Inc.	86,016	[a]	4,944,200
Mesa Laboratories Inc.	8,957	[b]	1,910,080
ModivCare Inc.	20,753	[a]	2,071,149
NextGen Healthcare Inc.	94,053	[a]	1,610,187
OptimizeRx Corp.	30,956	[a]	695,581
OraSure Technologies Inc.	125,179	[a]	383,048
Orthofix Medical Inc.	34,181	[a]	876,743
Owens & Minor Inc.	128,952		4,566,190
Pediatrix Medical Group Inc.	145,177	[a]	3,289,711
RadNet Inc.	78,223	[a]	1,609,047
Select Medical Holdings Corp.	173,428		5,136,937
Simulations Plus Inc.	26,887	[b]	1,724,801
SurModics Inc.	23,668	[a]	823,646
The Ensign Group Inc.	88,832		7,079,022
The Joint Corp.	25,646	[a]	438,547
The Pennant Group Inc.	44,048	[a]	587,600
U.S. Physical Therapy Inc.	22,058	[b]	2,862,687
Varex Imaging Corp.	66,614	[a]	1,484,826
Zimvie Inc.	34,795	[a]	675,719
Zynex Inc.	35,348	[b]	303,286
			115,423,869
Household & Personal Products - 1.3%
Central Garden & Pet Co.	16,608	[a]	719,791
Central Garden & Pet Co., Cl. A	66,982	[a]	2,732,866
e.l.f. Beauty Inc.	81,110	[a]	2,719,618
Edgewell Personal Care Co.	89,494		3,560,071
Inter Parfums Inc.	29,751		2,483,316
Medifast Inc.	19,526		3,284,078
USANA Health Sciences Inc.	19,103	[a]	1,329,951

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Household & Personal Products - 1.3% (continued)
WD-40 Co.	22,926	[b]	4,066,385
			20,896,076
Insurance - 2.5%
Ambac Financial Group Inc.	75,216	[a]	885,292
American Equity Investment Life Holding Co.	129,813		4,875,776
AMERISAFE Inc.	32,755		1,492,318
Assured Guaranty Ltd.	107,867		6,298,354
eHealth Inc.	41,280	[a,b]	305,472
Employers Holdings Inc.	46,369		1,841,313
Genworth Financial Inc., Cl. A	859,194	[a]	3,651,575
HCI Group Inc.	13,465		921,949
Horace Mann Educators Corp.	69,344		2,375,032
James River Group Holdings Ltd.	62,262		1,479,345
Palomar Holdings Inc.	40,303	[a]	2,513,698
ProAssurance Corp.	91,665		2,028,546
Safety Insurance Group Inc.	23,637		2,045,782
Selectquote Inc.	217,599	[a]	400,382
SiriusPoint Ltd.	147,352	[a]	645,402
Stewart Information Services Corp.	45,819		2,504,008
Trupanion Inc.	58,639	[a]	3,696,016
United Fire Group Inc.	35,942		1,179,976
Universal Insurance Holdings Inc.	48,409		612,374
			39,752,610
Materials - 5.2%
AdvanSix Inc.	47,166		1,853,152
American Vanguard Corp.	45,456		1,064,125
Arconic Corp.	178,962	[a]	5,406,442
ATI Inc.	210,007	[a]	5,227,074
Balchem Corp.	54,069		7,340,407
Carpenter Technology Corp.	81,081		2,605,943
Century Aluminum Co.	87,095	[a]	687,180
Clearwater Paper Corp.	27,930	[a]	997,101
Compass Minerals International Inc.	57,581		2,143,741
FutureFuel Corp.	40,884		293,956
GCP Applied Technologies Inc.	90,864	[a]	2,862,216
Glatfelter Corp.	77,387		475,156
H.B. Fuller Co.	89,459		5,743,268
Hawkins Inc.	31,365		1,246,759
Haynes International Inc.	20,477		791,641
Innospec Inc.	42,068		4,290,936
Kaiser Aluminum Corp.	26,722		2,024,726
Koppers Holdings Inc.	35,677		839,837
Livent Corp.	274,033	[a,b]	6,820,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 5.2% (continued)
Materion Corp.	34,761		2,848,316
Mativ Inc.	92,375		2,018,394
Mercer International Inc.	67,825		1,082,487
Myers Industries Inc.	61,667		1,500,358
O-I Glass Inc.	264,173	[a]	3,885,985
Olympic Steel Inc.	15,725		467,504
Quaker Chemical Corp.	22,617	[b]	3,668,704
Rayonier Advanced Materials Inc.	107,614	[a]	380,954
Stepan Co.	35,889		4,027,105
SunCoke Energy Inc.	137,550		1,017,870
Sylvamo Corp.	59,130		2,320,261
TimkenSteel Corp.	69,912	[a]	1,418,514
Tredegar Corp.	42,658		447,056
Trinseo Plc	60,320		2,157,646
Warrior Met Coal Inc.	87,182		2,783,721
			82,739,216
Media & Entertainment - 1.4%
AMC Networks Inc., Cl. A	49,853	[a]	1,521,514
Cars.com Inc.	112,136	[a,b]	1,318,719
Cinemark Holdings Inc.	182,431	[a]	3,343,960
Gannett Co.	248,875	[a]	749,114
QuinStreet Inc.	85,113	[a]	914,965
Scholastic Corp.	51,664		2,431,824
Shutterstock Inc.	39,227		2,216,326
TechTarget Inc.	44,845	[a]	2,923,446
The E.W. Scripps Company, Cl. A	96,890	[a]	1,381,651
The Marcus Corp.	37,435	[a,b]	615,057
Thryv Holdings Inc.	28,423	[a]	691,816
Yelp Inc.	111,315	[a]	3,412,918
			21,521,310
Pharmaceuticals Biotechnology & Life Sciences - 4.6%
Amphastar Pharmaceuticals Inc.	62,511	[a]	2,337,286
ANI Pharmaceuticals Inc.	22,036	[a]	754,733
Anika Therapeutics Inc.	24,784	[a]	578,954
Arcus Biosciences Inc.	78,323	[a,b]	2,082,609
Avid Bioservices Inc.	105,254	[a,b]	2,068,241
Cara Therapeutics Inc.	68,618	[a]	599,721
Coherus Biosciences Inc.	109,985	[a,b]	931,573
Collegium Pharmaceutical Inc.	56,835	[a]	976,994
Corcept Therapeutics Inc.	160,997	[a]	4,614,174
Cytokinetics Inc.	144,110	[a]	6,100,176
Dynavax Technologies Corp.	198,901	[a,b]	2,860,196
Eagle Pharmaceuticals Inc.	18,683	[a]	741,715
Emergent BioSolutions Inc.	74,564	[a]	2,582,897

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.6% (continued)
Enanta Pharmaceuticals Inc.	31,400	[a]	1,731,710
Harmony Biosciences Holdings Inc.	38,918	[a]	1,974,310
Innoviva Inc.	106,928	[a,b]	1,533,348
Ironwood Pharmaceuticals Inc.	256,912	[a]	2,941,642
iTeos Therapeutics Inc.	33,150	[a]	810,849
Ligand Pharmaceuticals Inc.	28,335	[a]	2,607,670
Myriad Genetics Inc.	136,197	[a]	3,592,877
Nektar Therapeutics	308,123	[a]	1,220,167
NeoGenomics Inc.	212,813	[a]	2,153,668
Organogenesis Holdings Inc.	108,173	[a]	620,913
Pacira Biosciences Inc.	76,973	[a,b]	4,353,593
Phibro Animal Health Corp., Cl. A	34,192		669,137
Prestige Consumer Healthcare Inc.	84,804	[a]	5,114,529
REGENXBIO Inc.	64,642	[a]	2,027,820
Supernus Pharmaceuticals Inc.	90,241	[a]	2,865,152
uniQure Nv	60,982	[a]	1,545,894
Vanda Pharmaceuticals Inc.	93,450	[a]	1,007,391
Vericel Corp.	78,541	[a,b]	2,555,724
Vir Biotechnology Inc.	125,912	[a]	3,501,613
Xencor Inc.	98,946	[a,b]	2,838,761
			72,896,037
Real Estate - 7.7%
Acadia Realty Trust	158,639	[c]	2,717,486
Agree Realty Corp.	127,203	[c]	10,124,087
Alexander & Baldwin Inc.	123,192	[c]	2,452,753
American Assets Trust Inc.	89,735	[c]	2,712,689
Anywhere Real Estate Inc.	200,059	[a]	1,986,586
Armada Hoffler Properties Inc.	113,265	[c]	1,606,098
Brandywine Realty Trust	287,972	[c]	2,692,538
CareTrust REIT Inc.	162,872	[c]	3,363,307
Centerspace	26,004	[c]	2,233,484
Chatham Lodging Trust	81,126	[a,c]	986,492
Community Healthcare Trust Inc.	39,837	[c]	1,551,651
DiamondRock Hospitality Co.	354,845	[a,c]	3,292,962
Diversified Healthcare Trust	399,679	[c]	691,445
Douglas Elliman Inc.	115,115		690,690
Easterly Government Properties Inc.	152,321	[c]	3,087,547
Essential Properties Realty Trust Inc.	221,306	[c]	5,337,901
Four Corners Property Trust Inc.	135,130	[c]	3,949,850
Franklin Street Properties Corp.	161,005	[c]	610,209
Getty Realty Corp.	67,774	[c]	1,988,489
Global Net Lease Inc.	174,398	[c]	2,631,666
Hersha Hospitality Trust	55,012	[a,c]	554,521

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Real Estate - 7.7% (continued)
Industrial Logistics Properties Trust	110,879	[c]	1,112,116
Innovative Industrial Properties Inc.	47,375	[c]	4,567,424
iStar Inc.	139,268	[c]	2,327,168
LTC Properties Inc.	66,518	[c]	2,787,104
LXP Industrial Trust	483,325	[c]	5,302,075
Marcus & Millichap Inc.	41,582		1,701,535
NexPoint Residential Trust Inc.	38,755	[c]	2,578,758
Office Properties Income Trust	82,627	[c]	1,716,989
Orion Office REIT Inc.	94,436	[b,c]	1,033,130
RE/MAX Holdings Inc., Cl. A	32,034		811,742
Retail Opportunity Investments Corp.	210,341	[c]	3,672,554
RPT Realty	142,236	[c]	1,546,105
Safehold Inc.	26,052	[c]	1,110,857
Saul Centers Inc.	22,267	[c]	1,164,119
Service Properties Trust	276,995	[c]	1,811,547
SITE Centers Corp.	306,049	[c]	4,471,376
Summit Hotel Properties Inc.	182,950	[a,c]	1,436,158
Sunstone Hotel Investors Inc.	361,978	[a,c]	4,101,211
Tanger Factory Outlet Centers Inc.	176,320	[c]	2,868,726
The St. Joe Company	55,602		2,336,396
Uniti Group Inc.	399,021	[c]	3,978,239
Universal Health Realty Income Trust	21,630	[c]	1,165,857
Urban Edge Properties	187,969	[c]	3,088,331
Urstadt Biddle Properties Inc., Cl. A	51,932	[c]	955,549
Veris Residential Inc.	134,895	[a,c]	1,881,785
Washington Real Estate Investment Trust	146,714	[c]	3,252,649
Whitestone REIT	78,396	[c]	880,387
Xenia Hotels & Resorts Inc.	192,198	[a,c]	3,155,891
			122,078,229
Retailing - 4.2%
Abercrombie & Fitch Co., Cl. A	85,487	[a]	1,522,523
Academy Sports & Outdoors Inc.	143,520	[b]	6,175,666
America's Car-Mart Inc.	10,193	[a]	1,055,689
Asbury Automotive Group Inc.	37,274	[a]	6,397,709
Bed Bath & Beyond Inc.	135,648	[a,b]	682,309
Big Lots Inc.	48,613	[b]	981,496
Boot Barn Holdings Inc.	50,133	[a]	3,123,286
Caleres Inc.	64,606		1,603,521
Chico's FAS Inc.	213,254	[a]	1,070,535
Conn's Inc.	26,750	[a]	251,985
Designer Brands Inc., Cl. A	102,672	[b]	1,481,557
Genesco Inc.	21,834	[a]	1,223,796
Group 1 Automotive Inc.	27,880	[b]	4,932,530

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Retailing - 4.2% (continued)
Guess? Inc.	60,873	[b]	1,151,108
Haverty Furniture Cos.	22,962		627,551
Hibbett Inc.	20,720		972,182
Liquidity Services Inc.	44,981	[a]	905,468
Ll Flooring Holdings Inc.	50,337	[a,b]	505,383
MarineMax Inc.	36,522	[a]	1,491,558
Monro Inc.	56,617		2,839,343
National Vision Holdings Inc.	133,712	[a]	3,896,368
PetMed Express Inc.	35,644	[b]	777,752
Rent-A-Center Inc.	91,515		2,153,348
Sally Beauty Holdings Inc.	181,434	[a]	2,318,727
Shoe Carnival Inc.	28,119		613,275
Signet Jewelers Ltd.	79,651	[b]	4,855,525
Sleep Number Corp.	37,724	[a]	1,699,843
Sonic Automotive Inc., Cl. A	33,224		1,390,424
The Aaron's Company	51,692		673,030
The Buckle Inc.	50,171	[b]	1,515,164
The Cato Corp., Cl. A	28,978		357,878
The Children's Place Inc.	21,873	[a]	947,976
The ODP Corp.	74,151	[a]	2,691,681
Urban Outfitters Inc.	106,551	[a,b]	2,182,164
Zumiez Inc.	28,412	[a]	738,712
			65,807,062
Semiconductors & Semiconductor Equipment - 3.3%
Alpha & Omega Semiconductor Ltd.	36,445	[a]	1,531,054
Axcelis Technologies Inc.	56,011	[a]	3,939,254
CEVA Inc.	39,090	[a]	1,455,321
Cohu Inc.	82,189	[a,b]	2,348,962
Diodes Inc.	76,292	[a]	6,207,880
FormFactor Inc.	131,253	[a]	4,667,357
Ichor Holdings Ltd.	48,332	[a,b]	1,510,858
Kulicke & Soffa Industries Inc.	99,421	[b]	4,784,139
MaxLinear Inc.	120,725	[a]	4,878,497
Onto Innovation Inc.	83,564	[a]	6,956,703
PDF Solutions Inc.	50,797	[a]	1,370,503
Photronics Inc.	104,542	[a]	2,489,145
Rambus Inc.	186,901	[a]	4,724,857
SMART Global Holdings Inc.	78,940	[a]	1,548,803
Ultra Clean Holdings Inc.	76,199	[a]	2,560,286
Veeco Instruments Inc.	86,000	[a]	1,874,800
			52,848,419
Software & Services - 4.1%
8x8 Inc.	197,090	[a]	963,770
A10 Networks Inc.	98,824		1,473,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Software & Services - 4.1% (continued)
Agilysys Inc.	33,363	[a]	1,611,433
Alarm.com Holdings Inc.	77,701	[a]	5,498,900
Cerence Inc.	66,313	[a]	1,868,037
Consensus Cloud Solutions Inc.	27,099	[a]	1,464,159
CSG Systems International Inc.	52,888		3,450,942
Digital Turbine Inc.	148,783	[a]	2,986,075
Ebix Inc.	40,015		946,755
EVERTEC Inc.	99,546		3,881,299
ExlService Holdings Inc.	56,037	[a]	9,434,950
InterDigital Inc.	52,053		3,195,534
LivePerson Inc.	114,629	[a]	1,563,540
Liveramp Holdings Inc.	113,821	[a]	3,028,777
OneSpan Inc.	56,992	[a]	630,901
Perficient Inc.	58,420	[a]	6,164,478
Progress Software Corp.	74,273		3,487,860
SPS Commerce Inc.	60,864	[a]	7,289,073
TTEC Holdings Inc.	30,823		2,255,319
Unisys Corp.	115,444	[a]	1,583,892
Xperi Holding Corp.	175,283		2,937,743
			65,716,903
Technology Hardware & Equipment - 5.9%
3D Systems Corp.	217,045	[a,b]	2,482,995
ADTRAN Holdings Inc.	129,944		3,130,351
Advanced Energy Industries Inc.	63,130		5,649,504
Arlo Technologies Inc.	145,995	[a]	1,026,345
Badger Meter Inc.	49,259		4,738,223
Benchmark Electronics Inc.	58,946		1,507,839
CalAmp Corp.	62,620	[a,b]	294,940
Comtech Telecommunications Corp.	44,969		522,540
Corsair Gaming Inc.	54,920	[a,b]	774,372
CTS Corp.	54,854		2,231,461
Diebold Nixdorf Inc.	123,972	[a]	400,430
Digi International Inc.	58,595	[a]	1,669,372
ePlus Inc.	45,634	[a]	2,535,881
Extreme Networks Inc.	218,973	[a]	2,864,167
Fabrinet	61,864	[a]	5,942,656
FARO Technologies Inc.	30,978	[a]	1,007,405
Harmonic Inc.	174,286	[a]	1,903,203
Insight Enterprises Inc.	59,131	[a]	5,523,427
Itron Inc.	76,486	[a]	4,466,782
Knowles Corp.	155,007	[a,b]	3,061,388
Methode Electronics Inc.	62,451		2,575,479
NETGEAR Inc.	48,381	[a]	1,247,262
NETSCOUT Systems Inc.	124,872	[a]	4,442,946

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Technology Hardware & Equipment - 5.9% (continued)
OSI Systems Inc.	26,527	[a]	2,564,365
PC Connection Inc.	18,975		899,984
Plantronics Inc.	72,003	[a]	2,864,999
Plexus Corp.	47,103	[a]	4,425,327
Rogers Corp.	31,566	[a]	8,499,145
Sanmina Corp.	102,267	[a]	4,709,395
ScanSource Inc.	42,281	[a]	1,350,878
TTM Technologies Inc.	171,337	[a]	2,318,190
Viavi Solutions Inc.	384,065	[a]	5,684,162
			93,315,413
Telecommunication Services - .8%
ATN International Inc.	18,332		844,005
Cogent Communications Holdings Inc.	71,729		4,577,027
Consolidated Communications Holdings Inc.	124,900	[a]	824,340
Gogo Inc.	115,525	[a]	2,005,514
Shenandoah Telecommunications Co.	83,788	[b]	1,868,472
Telephone & Data Systems Inc.	165,184		2,611,559
			12,730,917
Transportation - 2.1%
Allegiant Travel Co.	25,587	[a]	2,950,437
ArcBest Corp.	41,459	[b]	3,673,267
Atlas Air Worldwide Holdings Inc.	44,303	[a]	3,354,180
Forward Air Corp.	45,446		4,768,649
Hawaiian Holdings Inc.	87,084	[a]	1,302,777
Heartland Express Inc.	77,148		1,225,110
Hub Group Inc., Cl. A	57,091	[a]	4,361,752
Marten Transport Ltd.	98,806		2,130,257
Matson Inc.	68,130		6,245,477
SkyWest Inc.	85,435	[a]	2,063,255
Sun Country Airlines Holdings Inc.	52,586	[a]	1,060,660
			33,135,821
Utilities - 2.2%
American States Water Co.	62,316		5,432,086
Avista Corp.	122,083		5,159,228
California Water Service Group	90,479		5,435,978
Chesapeake Utilities Corp.	30,085		4,125,556
Middlesex Water Co.	29,902	[b]	2,843,979
Northwest Natural Holding Co.	57,238		3,071,963
South Jersey Industries Inc.	206,112		7,065,519
Unitil Corp.	27,190		1,489,196
			34,623,505
Total Common Stocks (cost $1,044,880,077)			1,570,304,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Core S&P Small-Cap ETF (cost $6,437,292)		69,999	[b]	7,111,198
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,659,493)	2.21	5,659,493	[d]	5,659,493

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $16,956,773)	2.21	16,956,773	[d]	16,956,773
Total Investments (cost $1,073,933,635)		100.9%		1,600,032,374
Liabilities, Less Cash and Receivables		(.9%)		(14,576,586)
Net Assets		100.0%		1,585,455,788

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $104,681,183 and the value of the collateral was $106,399,441, consisting of cash collateral of $16,956,773 and U.S. Government & Agency securities valued at $89,442,668. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Smallcap Stock Index Fund

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	84	9/16/2022	7,204,895	7,918,260	713,365
Gross Unrealized Appreciation				713,365

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,570,304,910	-	-	1,570,304,910
Exchange-Traded Funds	7,111,198	-	-	7,111,198
Investment Companies	22,616,266	-	-	22,616,266
Other Financial Instruments:
Futures††	713,365	-	-	713,365

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2022, accumulated net unrealized appreciation on investments was $526,098,739, consisting of $650,465,009 gross unrealized appreciation and $124,366,270 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.